SHAREHOLDERS’ CAPITAL	12 Months Ended
Dec. 31, 2017
Disclosure of Shareholder's Capital [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
13. SHAREHOLDERS’ CAPITAL

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2017		2016
	Shares		Shares
Shareholders’ Capital	('000s)	Amount ($M)	('000s)	Amount ($M)
Balance at January 1	118,263	2,452,722	111,991	2,181,089
Shares issued for the Dividend Reinvestment Plan	2,429	110,493	4,672	192,998
Vesting of equity based awards	1,060	69,743	1,320	67,146
Shares issued for equity based compensation	197	9,270	193	8,247
Share-settled dividends on vested equity based awards	170	8,478	87	3,242
Balance at December 31	122,119	2,650,706	118,263	2,452,722

Vermilion is authorized to issue an unlimited number of common shares with no par value.

Dividends are approved by the Board of Directors and are paid monthly. Dividends declared to shareholders for the year ended December 31, 2017 were $311.4 million or $2.58 per common share (2016 - $299.1 million or $2.58 per common share).

Subsequent to the end of year-end and prior to the consolidated financial statements being authorized for issue on February 28, 2018, Vermilion declared dividends of $52.6 million or $0.215 per share for each of January and February of 2018.